Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Compensation and benefits	$ 2,401	$ 2,972
External research and development expenses	2,853	2,188
Facility costs	729	910
Professional services	577	795
Property and equipment	106	217
Other liabilities	903	1,210
Accrued expenses and other liabilities	$ 7,569	$ 8,292